Capital Management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Undrawn Credit Facilities and Net Debt Ratio [Abstract]
Undrawn borrowing facilities	$ 367,200
Funds From Operations [Abstract]
Cash flow from operating activities	353,096	$ 834,939
Change in non-cash working capital	(48,758)	52,070
Asset retirement obligations settled	7,168	15,417
Adjusted funds flow	311,506	902,426
Net Debt [Abstract]
Credit facilities - principal	649,221	505,412
Long-term notes - principal	1,132,868	1,328,175
Trade and other payables	155,955	207,454
Cash	0	(5,572)	$ 0
Trade and other current receivables	(107,477)	(173,762)
Net debt	1,847,601	1,871,791
Cost
Net Debt [Abstract]
Credit facilities - principal	651,173	506,471
Long-term notes - principal	1,147,950	1,337,200
Liquidity risk
Undrawn Credit Facilities and Net Debt Ratio [Abstract]
Undrawn borrowing facilities	367,200	$ 523,800
Net Debt [Abstract]
Trade and other payables	$ 155,955